Company financial information (Tables) - Ardagh Group S.A.	12 Months Ended
Dec. 31, 2020
Condensed financial statements
Statement of financial position

	At December 31,
	2020	2019
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	2,484	2,484
Investments in joint venture	371	371
	2,855	2,855
Current assets
Amounts receivable from subsidiary undertakings	13	88
	13	88
Total assets	2,868	2,943
Equity attributable to owners of the parent
Issued capital	22	22
Share premium	1,092	1,092
Legal reserve	2	2
Capital contribution	431	431
Retained earnings	1,307	1,394
Total equity	2,854	2,941
Current liabilities
Amounts payable to subsidiary undertakings	12	—
Other payables	2	2
	14	2
Total liabilities	14	2
Total equity and liabilities	2,868	2,943

Statement of comprehensive income
i)

	Year ended December 31,
	2020	2019	2018
`	€'m	€'m	€'m
Dividend income	15	89	110
Other external charges	(2)	(3)	(1)
Finance expense	(1)	(1)	(1)
Profit before tax and gain on disposal of investment	12	85	108
Income tax	—	—	—
Gain on disposal of investment *	23	1,164	—
Profit and total comprehensive income for the year	35	1,249	108

* The gain recognized in the Company for the years ended December 31, 2020 and 2019, relates to the divestment of the Food & Specialty Metal Packaging business completed on October 31, 2019 and the recognition of shares issued to the Company by Trivium Packaging B.V. as part consideration for the disposal. See Note 25 to the consolidated financial statements for further detail.

Statement of cash flows
i)

	Year ended December 31,
	2020	2019	2018
	€'m	€'m	€'m
Cash flows from operating activities
Cash used in operations	(2)	(3)	(1)
Tax paid	—	—	(1)
Increase/(decrease) in payables	—	1	(6)
Net cash used in operating activities	(2)	(2)	(8)
Cash flows from investing activities
Proceeds from disposal of investment	34	2,307	—
Receipt/(repayment) of loans from subsidiary undertakings	75	(1,601)	9
Contribution to subsidiary undertaking **	—	(675)	—
Dividends received	15	89	110
Net cash received from investing activities	124	120	119
Cash flows from financing activities
Dividends paid	(122)	(118)	(112)
Net cash outflow from financing activities	(122)	(118)	(112)
Net decrease in cash and cash equivalents	—	—	(1)
Cash and cash equivalents at the beginning of the year	—	—	1
Cash and cash equivalents at the end of the year	—	—	—

** In November 2019, the company made a capital contribution of €675 million into Ardagh Packaging Group Limited, a wholly owned subsidiary. Ardagh Packaging Group Limited is an Irish registered company that acts as an intermediate holding company for the

Ardagh Group.

Summary of parent-only financial information in euro

	Year ended December 31,
	2020	2019	2018
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	35	1,249	108
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(4)	78	(191)
Consolidated IFRS profit/(loss) for the year	31	1,327	(83)

	At December 31,
	2020	2019	2018
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	2,854	2,941	1,808
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,149)	(3,128)	(3,127)
Consolidated—IFRS equity	(295)	(187)	(1,319)

Summary of parent-only financial information in U.S. dollars

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	40	1,400	128
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(5)	58	(222)
Consolidated IFRS profit/(loss) for the year	35	1,458	(94)

	At December 31,
	2020	2019	2018
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	3,502	3,304	2,064
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,864)	(3,520)	(3,574)
Consolidated—IFRS equity	(362)	(216)	(1,510)